Material Accounting Policies - Schedule of Depreciation Estimated Useful Lives (Details)	12 Months Ended
Dec. 31, 2024
Computer and handphone [Member]
Schedule of Depreciation Estimated Useful Lives [Line Items]
Estimated useful lives	5 years straight line
Equipment and machine [Member]
Schedule of Depreciation Estimated Useful Lives [Line Items]
Estimated useful lives	10 years straight line
License [Member]
Schedule of Depreciation Estimated Useful Lives [Line Items]
Estimated useful lives	10 years straight line
Right-of-use assets [Member]
Schedule of Depreciation Estimated Useful Lives [Line Items]
Estimated useful lives	Over term of lease
Renovation [Member]
Schedule of Depreciation Estimated Useful Lives [Line Items]
Estimated useful lives	Over term of lease